Notes Payable, Net (Details) - Schedule of notes payable - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	$ 119,270,845	$ 116,957,539	$ 224,367,493
Discount	(16,839,058)	(18,058,172)	(59,444,779)
Notes Payable, net	102,431,787	98,899,367	164,922,714
TIF loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	9,654,000	9,654,000	9,847,000
Discount	(1,653,137)	(1,666,725)	(1,721,761)
Notes Payable, net	8,000,863	7,987,275	8,125,239
Syndicated unsecured term loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross		170,090	6,803,530
Discount			(2,838,067)
Notes Payable, net		170,090	3,965,463
Preferred equity loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross		1,800,000	99,603,847
Discount			(53,365,911)
Notes Payable, net		1,800,000	46,237,936
Naming rights securitization loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross		1,821,559	9,235,845
Discount		(113,762)	(566,096)
Notes Payable, net		1,707,797	8,669,749
City of Canton Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	3,500,000	3,500,000
Discount	(7,392)	(7,681)
Notes Payable, net	3,492,608	3,492,319
New Market/SCF [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	2,999,989	2,999,989
Discount
Notes Payable, net	2,999,989	2,999,989
Constellation EME [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	8,944,408	9,900,000
Discount
Notes Payable, net	8,944,408	9,900,000
Paycheck protection plan loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross		390,400
Discount
Notes Payable, net		390,400
JKP Capital loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	6,953,831	6,953,831
Discount	(13,547)	(13,887)
Notes Payable, net	6,940,284	6,939,944
MKG DoubleTree Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	15,300,000	15,300,000
Discount	(354,204)	(443,435)
Notes Payable, net	14,945,796	14,856,565
Convertible PIPE Notes, plus PIK accrual [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross		21,797,670
Discount		(13,475,202)
Notes Payable, net		8,322,468
Canton Cooperative Agreement [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	2,670,000	2,670,000
Discount	(179,617)	(181,177)
Notes Payable, net	2,490,383	2,488,823
Aquarian Mortgage Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross	40,000,000	40,000,000
Discount	(1,602,604)	(2,156,303)
Notes Payable, net	$ 38,397,396	$ 37,843,697
Bridge loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross			65,000,000
Discount			(361,655)
Notes Payable, net			64,638,345
Land loan with affiliate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross			1,273,888
Discount
Notes Payable, net			1,273,888
McKinley Grand Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross			1,900,000
Discount			(51,787)
Notes Payable, net			1,848,213
CH capital lending [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross			1,807,339
Discount
Notes Payable, net			1,807,339
Convertible notes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross			17,310,252
Discount			(471,965)
Notes Payable, net			16,838,287
IRG November Note [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross			11,585,792
Discount			(67,537)
Notes Payable, net			$ 11,518,255